INCOME TAXES - Narrative (Details) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€) extensionOption	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Income Taxes [Line Items]
Income tax expense		€ 209,095	€ 58,155	€ 176,656
Applicable tax rate (percent)		24.00%	24.00%	24.00%
Deferred tax assets	€ 152,221	€ 168,757	€ 152,221
Deferred tax liabilities	113,474	€ 95,973	€ 113,474
Effective tax rate		20.10%	8.70%	20.20%
IRAP applicable tax rate (percent)		3.90%	3.90%	3.90%
Aggregate amount of temporary differences related to remaining distributable earnings of subsidiaries	€ 164,803	€ 186,806	€ 164,803
Voluntary Step-up of Tangible and Intangible Assets
Income Taxes [Line Items]
Income tax expense			(74,700)
Applicable tax rate (percent)	3.00%
Deferred tax assets	€ 83,700		83,700
Deferred tax liabilities	9,000		9,000
Net deferred tax benefit	€ (74,700)		€ (74,700)
Deferred tax asset utilization period	50 years
Number of tax payments | extensionOption		3
Voluntary Step-up of Tangible and Intangible Assets | Minimum
Income Taxes [Line Items]
Deferred tax asset, utilization period, extension period	18 years
Voluntary Step-up of Tangible and Intangible Assets | Maximum
Income Taxes [Line Items]
Deferred tax asset, utilization period, extension period	50 years